Schedule of accrued expenses to related parties (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total	€ 489,207	€ 132,141
O S R San Raffaele Hospital [Member]
Related Party Transaction [Line Items]
Total	176,559	19,201
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Total	112,501	25,000
Richard Slansky [Member]
Related Party Transaction [Line Items]
Total	81,369	53,502
XDG Biomed LLC [Member]
Related Party Transaction [Line Items]
Total	€ 118,778	€ 34,438